Employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Schedule Of Employee Benefits
The following table discloses total expenses related to employee benefits:

	For the year ended December 31,
	2022	2021	2020
Short-term employee benefits	187,202	100,461	70,555
Post-employment benefits	26,294	18,600	10,590
Share-based compensation	4,958	—	—
Total employee benefits	218,454	119,061	81,145
The following table discloses total expenses related to employee benefits for the Group’s Executive Management Team (“EMT”) and managing directors at the Group’s sales units:

	For the year ended December 31,
	2022	2021	2020
Short-term employee benefits	8,486	5,094	5,788
Post-employment benefits	996	525	351

Other long-term benefits	228	417	600
Share-based compensation	1,294	—	—
Total benefits to key management personnel only	11,004	6,036	6,739